Property and Equipment (Tables)	3 Months Ended
Feb. 28, 2022
Property and Equipment
Schedule of property and equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702
Impairment of asset	-	-	-	(514,502)	-	(514,502)
Balance at November 30, 2021	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200
Balance at February 28, 2022	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Accumulated depreciation
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565
Depreciation	28,391	1,558	5,377	226,200	-	261,526
Balance at November 30, 2021	565,088	154,500	150,991	4,157,060	1,441,452	6,469,091
Depreciation	4,968	195	1,075	45,240	-	51,478
Balance at February 28, 2022	570,056	154,695	152,066	4,202,300	1,441,452	6,520,569

Net book value at:
November 30, 2021	66,246	1,559	21,507	904,797	-	994,109
February 28, 2022	61,278	1,364	20,432	859,557	-	942,631